NOTE 5 - ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]	<br/> The following table reconciles the value of the asset retirement obligation for the years ended December 31, 2012 and December 31, 2011: <br/>

	2012	2011
Opening balance, January 1	$1,601,423	$-
Liabilities incurred	-	1,586,211
Foreign currency translation adjustment	(6,103)	-
Accretion expense	58,712	15,212
Ending balance, December 31	$1,654,032	$1,601,423